GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 28, 2013
Future amortization expense for finite lived intangible assets
2014	$ 24.3
2015	20.9
2016	19.5
2017	10.0
2018	$ 2.5
Customer relationships
Weighted-average Amortization Periods and Remaining Useful Lives
Weighted-average Amortization Periods from the Date of Acquisition	11 years
Weighted-Average Remaining Useful Life	3 years
Patents and other acquired technology
Weighted-average Amortization Periods and Remaining Useful Lives
Weighted-average Amortization Periods from the Date of Acquisition	13 years
Weighted-Average Remaining Useful Life	3 years
Trade names and trademarks
Weighted-average Amortization Periods and Remaining Useful Lives
Weighted-average Amortization Periods from the Date of Acquisition	12 years
Weighted-Average Remaining Useful Life	6 years
Other Intangibles
Weighted-average Amortization Periods and Remaining Useful Lives
Weighted-average Amortization Periods from the Date of Acquisition	6 years
Weighted-Average Remaining Useful Life	1 year